Stock Incentive Plans - Schedule of Options (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Apr. 01, 2016	Apr. 03, 2015
Additional Disclosures
Total intrinsic value of options exercised	$ 136	$ 73	$ 46
Stock Options
Number of Option Shares
Outstanding beginning of period (in shares)	4,767,396	5,366,621	5,556,309
Granted (in shares)	0	2,450,976	1,052,129
Issued due to Separation modification (in shares)			1,614,465
HPE options converted to DXC options at HPES Merger (in shares)	2,654,970
CSC options converted to RSUs due to HPES Merger (in shares)	(1,521,519)
Exercised (in shares)	(2,916,045)	(2,544,955)	(2,372,109)
Canceled/Forfeited (in shares)	(14,890)	(448,505)	(434,578)
Expired (in shares)	(36,411)	(56,741)	(49,595)
Outstanding end of period (in shares)	2,933,501	4,767,396	5,366,621	5,556,309
Weighted Average Exercise Price
Weighted average exercise price - beginning of period (in dollars per share)	$ 38.70	$ 24.83	$ 46.08
Weighted average exercise price - granted (in dollars per share)	0.00	50.91	30.70
Weighted average exercise price - issued due to Separation modification (in dollars per share)			28.40
Weighted average exercise price - HPE options converted to DXC options at HPES Merger (in dollars per share)	46.56
Weighted average exercise price - CSC options converted to RSUs due to HPES Merger (in dollars per share)	51.00
Weighted average exercise price - exercised (in dollars per share)	40.39	21.84	19.27
Weighted average exercise price - cancelled/forfeited (in dollars per share)	69.52	36.94	28.59
Weighted average exercise price - expired (in dollars per share)	36.69	14.36	20.87
Weighted average exercise price - end of period (in dollars per share)	$ 32.54	$ 38.70	$ 24.83	$ 46.08
Additional Disclosures
Weighted average remaining contractual life (in years)	5 years 2 months 26 days	8 years 4 days	7 years 22 days	5 years 11 months 5 days
Aggregate intrinsic value	$ 185	$ 145	$ 51	$ 107
Total intrinsic value of options exercised	$ 136	$ 73	$ 46
Vested and Expected to Vest
Vested and expected to vest in the future as of period end (in shares)	2,930,263
Exercisable as of period end (in shares)	2,905,801
Weighted average exercise price vested and expected to vest as of period end (in dollars per share)	$ 32.42
Weighted average exercise price exercisable as of period end (in dollars per share)	$ 32.30
Weighted average remaining contractual life vested and expected to vest in the future as of period end (in years)	5 years 2 months 26 days
Weighted average remaining contractual life exercisable as of period end (in years)	5 years 2 months 23 days
Aggregate intrinsic value vested and expected to vest in the future as of period end	$ 184
Aggregate intrinsic value exercisable as of period end	$ 183